Line of Credit - Additional Information (Detail)		9 Months Ended		12 Months Ended
	Feb. 10, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) RelatedParty	Dec. 31, 2013 USD ($)	Feb. 13, 2015 $ / shares	Jul. 31, 2013 USD ($)
Line Of Credit [Line Items]
Number of related parties guaranteed the loan and pledged financial assets to the bank | RelatedParty				5
Line of credit, outstanding balance repaid	$ 2,346,000	$ 247,701	$ 2,346,000	$ 2,346,000
Line of credit, accrued interest paid	27,043
Reclassification of warrant liability derivative due to triggering event	$ 513,603			2,475,620	$ 381,145
Exercise price of warrants | $ / shares	$ 10.00					$ 1.56
U B S Bank | Line of Credit [Member]
Line Of Credit [Line Items]
Credit facility, net					$ 2,000,000		$ 1,500,000
Maximum amount of line of credit				$ 2,600,000
Common stock warrants coverage amount of the fair market value				50.00%
Debt instrument, description of variable rate basis				Interest accrued daily on the outstanding balance and was paid monthly at a variable rate which, as of December 31, 2013, was 2.75% over the 30 day LIBOR rate or a nominal annual interest rate of 2.92%.
Collateral amount provided to secure Line of Credit	$ 2,578,104
Exercise price of warrants | $ / shares	$ 10.00
Warrants reclassified to additional paid-in capital | shares	128,903
U B S Bank | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line Of Credit [Line Items]
Debt instrument, basis spread on variable rate					2.75%
U B S Bank | Line of Credit [Member] | Base Rate [Member]
Line Of Credit [Line Items]
Debt instrument, basis spread on variable rate					2.92%